Segment Information (Details) - Schedule of Total Assets - Nukkleus Inc.[Member] - USD ($)	Jun. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Schedule of Total Assets [Abstract]
Total assets	$ 15,346,878	$ 18,364,904	$ 18,676,488
Financial services [Member]
Schedule of Total Assets [Abstract]
Total assets	8,203,817	10,768,309	15,719,792
Corporate/Other [Member]
Schedule of Total Assets [Abstract]
Total assets	$ 7,143,061	$ 7,596,595	$ 2,956,696